CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]		Net Parent Investment [Member]	Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 0		$ 0		$ 36,225	$ 0		$ 18,474	$ 54,699
Balance (in shares) at Dec. 31, 2022		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		$ 0		$ 0		0	0		6,631	6,631
Net decrease in Net Former Parent Investment (Note 1)		0		0		(25,597)	0		0	(25,597)
Balance at Dec. 31, 2023		$ 0		$ 0		10,628	0		25,105	35,733
Balance (in shares) at Dec. 31, 2023		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		$ 0		$ 0		0	0		5,944	5,944
Net decrease in Net Former Parent Investment (Note 1)		0		0		(7,562)	0		0	(7,562)
Balance at Dec. 31, 2024		$ 0		$ 0		3,066	0		31,049	34,115
Balance (in shares) at Dec. 31, 2024		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		$ 0		$ 0		0	0		2,645	2,645
Net decrease in Net Former Parent Investment (Note 1)		0		0		(3,065)	0		(1,933)	(4,998)
Fractional shares		0		$ 0		0	0		0	0
Fractional shares (in shares)	[1]			(5)
Issuance of capital stock on Spin-off distribution		0		$ 0		0	0		0	0
Issuance of capital stock on Spin-off distribution (in shares)	[1]			13,065
Issuance of Series D preferred shares on Spin-off distribution		1		$ 0		(1)	0		0	0
Issuance of Series D preferred shares on Spin-off distribution (in shares)			100,000
Issuance of common stock including the exercise of warrants (Note 9)		0		$ 4	[1]	0	15,215	[1]	0	15,219
Issuance of common stock including the exercise of warrants (Note 9) (in shares)	[1]			372,441
Equity issuance costs (Note 9)		0		$ 0		0	(1,183)	[1]	0	(1,183)
Balance at Dec. 31, 2025		$ 1		$ 4	[1]	$ 0	$ 14,032	[1]	$ 31,761	$ 45,798
Balance (in shares) at Dec. 31, 2025			100,000	385,501	[1]

[1]	Adjusted to reflect the reverse stock splits effected in December 2025 and February 2026 (see Note 9)